Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Emles Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001755351
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2021
Prospectus Date	rr_ProspectusDate	Mar. 08, 2021
Emles AAA ABS ETF | Emles AAA ABS ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABSX
Emles High Quality ABS ETF | Emles High Quality ABS ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QABS
Emles Alpha Opportunities ETF | Emles Alpha Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EOPS